Prepaid Expenses and Other Current Assets - Components of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid rent	$ 35,973	$ 28,168
Advances to suppliers	19,134	11,713
Receivable from the settlement bank for the proceeds of exercise of options and withholding tax	7,636	4,454
Interest receivable	6,490	10,474
Staff advances	4,589	4,908
Prepaid advertising fees	3,652	3,094
Rental deposit	3,370	3,415
Value added taxes recoverable	1,979	1,408
Deposit of advertising & decoration	1,255
Receivable of social insurance	1,127	1,067
Prepaid property taxes and other taxes	830	653
Refundable deposit for school construction	100	377
Receivable from disposal of Mingshitang	137	160
Others	11,561	8,507
Prepaid expenses and other current assets	$ 97,833	$ 78,398